Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	North Square Investments Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001750821
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 13, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 13, 2019
Prospectus Date	rr_ProspectusDate	Aug. 08, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
North Square Investments Trust

Supplement dated August 8, 2019 to the Prospectus
dated May 13, 2019, as supplemented (the “Prospectus”)

Disclosure Regarding the North Square Dynamic Small Cap Fund, North Square International Small Cap Fund, North Square Multi Strategy Fund, North Square Oak Ridge Dividend Growth Fund and North Square Oak Ridge Small Cap Growth Fund (the “Funds”)

Effective immediately, the performance information with respect to Class A shares in the “Average Annual Total Returns” table in each Fund’s “Summary Section” in the Prospectus (the “Original Performance Tables”) is deleted and replaced with the information with respect to Class A shares that appears under that Fund’s name below (the “New Performance Tables”). The New Performance Tables reflect the deduction of the maximum sales charge applicable to Class A shares for all periods. Inadvertently, the Original Performance Tables did not reflect the deduction of any applicable sales charges, resulting in overstated performance amounts for Class A shares for all periods. Accordingly, in the New Performance Tables below, the returns for Class A shares for all periods are lower than the returns that were previously disclosed in the Original Performance Tables.

Supplement Closing [Text Block]	ck0001750821_SupplementClosingTextBlock	Investors Should Retain This Supplement for Future Reference
NORTH SQUARE DYNAMIC SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Dynamic Small Cap Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
NORTH SQUARE DYNAMIC SMALL CAP FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.72%)
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	12.58%
Since Inception	rr_AverageAnnualReturnSinceInception	11.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2008
NORTH SQUARE INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square International Small Cap Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
NORTH SQUARE INTERNATIONAL SMALL CAP FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(29.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2015
NORTH SQUARE MULTI STRATEGY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Multi Strategy Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
NORTH SQUARE MULTI STRATEGY FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.54%)
5 Years	rr_AverageAnnualReturnYear05	4.47%
10 Years	rr_AverageAnnualReturnYear10	10.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
NORTH SQUARE MULTI STRATEGY FUND | CLASS A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(20.54%)
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	9.23%
Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
NORTH SQUARE MULTI STRATEGY FUND | CLASS A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.57%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	8.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1999
NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Oak Ridge Dividend Growth Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
NORTH SQUARE OAK RIDGE DIVIDEND GROWTH FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	6.21%
Since Inception	rr_AverageAnnualReturnSinceInception	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 28, 2013
NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	North Square Oak Ridge Small Cap Growth Fund
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2018)
NORTH SQUARE OAK RIDGE SMALL CAP GROWTH FUND | CLASS A
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(11.98%)
5 Years	rr_AverageAnnualReturnYear05	1.17%
10 Years	rr_AverageAnnualReturnYear10	10.32%
Since Inception	rr_AverageAnnualReturnSinceInception	9.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1994